Derivative Financial Instruments Designated and Non-designated As Hedge (Detail) - Fair Value Hedging - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Foreign Exchange Risk | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument | US dollar | Put Option
Derivative [Line Items]
Derivatives designated Maturity (years)	4 years 9 months 18 days
Fair value Amounts (payable)/receivable	BRL 8,783
Foreign Exchange Risk | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument | Euro | Put Option
Derivative [Line Items]
Derivatives designated Maturity (years)	3 years 9 months 18 days
Fair value Amounts (payable)/receivable	BRL 24,767
Foreign Exchange Risk | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument | Euro | Call Option
Derivative [Line Items]
Derivatives designated Maturity (years)	3 years 9 months 18 days
Fair value Amounts (payable)/receivable	BRL (32,265)
Foreign Exchange Risk | Foreign Exchange Contract [Member] | Currency Swap | Designated as Hedging Instrument | US dollar
Derivative [Line Items]
Fair value Amounts (payable)/receivable	BRL 4,954,291	BRL 1,816,206
Foreign Exchange Risk | Foreign Exchange Contract [Member] | Currency Swap | Designated as Hedging Instrument | US dollar | Fixed Rate
Derivative [Line Items]
Derivatives designated Maturity (years)	4 years 9 months 18 days
Fair value Amounts (payable)/receivable	BRL 819,647	649,293
Foreign Exchange Risk | Foreign Exchange Contract [Member] | Currency Swap | Designated as Hedging Instrument | Euro
Derivative [Line Items]
Fair value Amounts (payable)/receivable	(169,513)
Foreign Exchange Risk | Foreign Exchange Contract [Member] | Currency Swap | Not Designated as Hedging Instrument | US dollar
Derivative [Line Items]
Fair value Amounts (payable)/receivable	31,467	24,122
Foreign Exchange Risk | Foreign Exchange Contract [Member] | Currency Swap | Not Designated as Hedging Instrument | Brazil, Brazil Real
Derivative [Line Items]
Fair value Amounts (payable)/receivable	(27,965)	(31,290)
Foreign Exchange Risk | Foreign Exchange Contract [Member] | Non-deliverable Forward (NDFs) | Designated as Hedging Instrument | Euro
Derivative [Line Items]
Fair value Amounts (payable)/receivable		23,524
Foreign Exchange Risk | Foreign Exchange Contract [Member] | Non-deliverable Forward (NDFs) | Not Designated as Hedging Instrument | US dollar
Derivative [Line Items]
Fair value Amounts (payable)/receivable	(156,707)	107,718
Foreign Exchange Risk | Foreign Exchange Contract [Member] | Non-deliverable Forward (NDFs) | Not Designated as Hedging Instrument | Euro
Derivative [Line Items]
Fair value Amounts (payable)/receivable	BRL (427,452)	10,107
Foreign Exchange Risk | Minimum | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument | US dollar | Put Option
Derivative [Line Items]
Derivatives designated Maturity (years)	3 years 3 months 18 days
Foreign Exchange Risk | Minimum | Foreign Exchange Contract [Member] | Currency Swap | Designated as Hedging Instrument | US dollar
Derivative [Line Items]
Derivatives designated Maturity (years)	1 month 6 days
Foreign Exchange Risk | Minimum | Foreign Exchange Contract [Member] | Currency Swap | Designated as Hedging Instrument | Euro
Derivative [Line Items]
Derivatives designated Maturity (years)	1 year 10 months 24 days
Foreign Exchange Risk | Maximum | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument | US dollar | Put Option
Derivative [Line Items]
Derivatives designated Maturity (years)	4 years 9 months 18 days
Foreign Exchange Risk | Maximum | Foreign Exchange Contract [Member] | Currency Swap | Designated as Hedging Instrument | US dollar
Derivative [Line Items]
Derivatives designated Maturity (years)	8 years 2 months 12 days
Foreign Exchange Risk | Maximum | Foreign Exchange Contract [Member] | Currency Swap | Designated as Hedging Instrument | Euro
Derivative [Line Items]
Derivatives designated Maturity (years)	4 years 3 months 18 days
Foreign Exchange Risk | Maximum | Foreign Exchange Contract [Member] | Currency Swap | Not Designated as Hedging Instrument | US dollar
Derivative [Line Items]
Derivatives designated Maturity (years)	1 year
Foreign Exchange Risk | Maximum | Foreign Exchange Contract [Member] | Currency Swap | Not Designated as Hedging Instrument | Brazil, Brazil Real
Derivative [Line Items]
Derivatives designated Maturity (years)	1 year
Foreign Exchange Risk | Maximum | Foreign Exchange Contract [Member] | Non-deliverable Forward (NDFs) | Designated as Hedging Instrument | Euro
Derivative [Line Items]
Derivatives designated Maturity (years)	1 year
Foreign Exchange Risk | Maximum | Foreign Exchange Contract [Member] | Non-deliverable Forward (NDFs) | Not Designated as Hedging Instrument | US dollar
Derivative [Line Items]
Derivatives designated Maturity (years)	1 year
Foreign Exchange Risk | Maximum | Foreign Exchange Contract [Member] | Non-deliverable Forward (NDFs) | Not Designated as Hedging Instrument | Euro
Derivative [Line Items]
Derivatives designated Maturity (years)	1 year
Foreign Exchange Risk Sensitivity Analysis | Designated as Hedging Instrument
Derivative [Line Items]
Derivatives designated Maturity (years)	4 years 9 months 18 days
Fair value Amounts (payable)/receivable	BRL (146,121)	(37,627)
Foreign Exchange Risk Sensitivity Analysis | Designated as Hedging Instrument | LIBOR
Derivative [Line Items]
Derivatives designated Maturity (years)	1 year
Fair value Amounts (payable)/receivable		(1,413)
Foreign Exchange Risk Sensitivity Analysis | Not Designated as Hedging Instrument | LIBOR
Derivative [Line Items]
Fair value Amounts (payable)/receivable	BRL (448,312)	(200,771)
Foreign Exchange Risk Sensitivity Analysis | Not Designated as Hedging Instrument | Eurodollar [Member]
Derivative [Line Items]
Derivatives designated Maturity (years)	6 years 1 month 6 days
Fair value Amounts (payable)/receivable	BRL 445,740	BRL 194,690
Foreign Exchange Risk Sensitivity Analysis | Minimum | Not Designated as Hedging Instrument | LIBOR
Derivative [Line Items]
Derivatives designated Maturity (years)	1 month 6 days
Foreign Exchange Risk Sensitivity Analysis | Maximum | Not Designated as Hedging Instrument | LIBOR
Derivative [Line Items]
Derivatives designated Maturity (years)	6 years 1 month 6 days